Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
7.
Financial assets at fair value through profit or loss

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Current:
Financial assets mandatorily measured at fair value through profit or loss
Listed stocks	53,747	53,747
Valuation adjustment	15,223	19,403
	68,970	73,150

a)
Amounts recognized in profit or loss in relation to the financial assets at fair value through profit or loss are listed below:

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Financial assets mandatorily measured at fair value through profit or loss
Listed stocks	22,001	26,235	4,180
Beneficiary certificates*	17,253	21,866	14,572
	39,254	48,101	18,752

* Beneficiary certificates represent money market funds the Company held during the reporting period. As of December 31, 2023, 2024 and 2025, there were no beneficiary certificates classified as current financial assets at fair value through profit or loss (“FVTPL”).

b)
No financial assets at FVTPL were pledged to others.
c)
Information relating to price risk of financial assets at FVTPL is provided in Note 41 a).